Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income tax from continuing operations
The provision for income tax from continuing operations was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Current:
Federal	$(41)	$(235)	$(157)
Foreign	8	(10)	(5)
Subtotal	(33)	(245)	(162)
Deferred:
Federal	242	598	613
Foreign	18	19	42
Subtotal	260	617	655
Provision for income tax expense (benefit)	$227	$372	$493

Income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations
The Company’s income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Income (loss) from continuing operations:
Domestic	$869	$1,492	$1,545
Foreign	78	(2)	122
Total	$947	$1,490	$1,667

Income tax for continuing operations effective rate reconciliation
The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Tax provision at U.S. statutory rate	$331	$522	$583
Tax effect of:
Dividend received deduction	(81)	(70)	(69)
Tax-exempt income	—	(1)	(2)
Prior year tax	(4)	3	(9)
Tax credits	(10)	(8)	(11)
Foreign tax rate differential	(2)	13	(1)
Change in valuation allowance	—	22	(2)
Goodwill impairment	13	(109)	—
Sale of subsidiary	(24)	—	—
Other, net	4	—	4
Provision for income tax expense (benefit)	$227	$372	$493

Components of deferred tax assets and liabilities
Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2013	2012
	(In millions)
Deferred income tax assets:
Policyholder liabilities and receivables	$1,282	$883
Net operating loss carryforwards	22	32
Employee benefits	—	3
Tax credit carryforwards	125	92
Other	7	35
Total gross deferred income tax assets	1,436	1,045
Less: Valuation allowance	—	25
Total net deferred income tax assets	1,436	1,020
Deferred income tax liabilities:
Investments, including derivatives	651	258
Net unrealized investment gains	575	1,336
DAC and VOBA	1,543	1,281
Other	52	15
Total deferred income tax liabilities	2,821	2,890
Net deferred income tax asset (liability)	$(1,385)	$(1,870)

Summary of net operating loss carryforwards for tax purposes
The following table sets forth the domestic net operating carryforwards for tax purposes at December 31, 2013:

	Net Operating Loss Carryforwards
	Amount	Expiration
	(In millions)
Domestic	$64	Beginning in 2028

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Balance at January 1,	$(1)	$29	$38
Additions for tax positions of prior years	25	46	—
Reductions for tax positions of prior years	(1)	(76)	(3)
Additions for tax positions of current year	1	9	2
Reductions for tax positions of current year	(1)	(9)	(8)
Balance at December 31,	$23	$(1)	$29
Unrecognized tax benefits that, if recognized would impact the effective rate	$23	$(1)	$(3)

Interest was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Interest recognized in the consolidated statements of operations	$1	$(9)	$—

		December 31,
		2013	2012
		(In millions)
Interest included in other liabilities in the consolidated balance sheets		$1	$—